VGOF-P9 06/25

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED JUNE 24, 2025, TO THE

SUMMARY PROSPECTUS, PROSPECTUS, AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A

I.

Effective December 31, 2025, it is anticipated that David F. Hoffman, CFA will step down as a member of the portfolio management team for each fund listed in Schedule A. Thereafter, Mr. Hoffman will transition to an advisory role with Brandywine Global.

II.	Effective July 31, 2025, the following changes are made to the Summary Prospectus, Prospectus and SAI of BrandywineGLOBAL – Global Opportunities Bond Fund:

a.	The section titled “Management – Portfolio managers” in the fund’s Summary Prospectus and Prospectus is amended to add the following portfolio manager:

Portfolio manager	Title	Portfolio manager of the fund since
Paul Mielczarski	Portfolio Manager	July 2025

b.	The section titled “More on fund management – Portfolio managers” in the fund’s Prospectus is amended to add the following portfolio manager:

Portfolio manager	Title and recent biography	Portfolio manager of the fund since
Paul Mielczarski	Mr. Mielczarski is Head of Global Macro Strategy on the Global Fixed Income team and is responsible for providing proprietary global macroeconomic research to support the Global Fixed Income team’s investment process. Prior to joining Brandywine Global in 2023, he served as Director of Portfolio Strategy for two years and portfolio manager for five years at Ontario Teachers’ Pension Plan (2015-2022). Previously, Mr. Mielczarski worked as a global macro portfolio manager at Graham Capital (2011-2015) and at Medley Macro Fund (2008-2011) and was a global macro strategist and a fixed income and FX proprietary trader at Credit Suisse (1999-2008). Mr. Mielczarski earned a B.S. in Economics from Monash University in Melbourne, Australia.	July 2025

c.	The table in the section titled “Portfolio Managers – Other Accounts Managed by the Portfolio Managers” in the fund’s SAI is amended with respect to the fund to add the following entry:

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Billions) ($)
Paul Mielczarski*	Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	None	None	None	None
	Other Accounts	None	None	None	None

*	The information is as of May 31, 2025, and does not reflect additional accounts (including the Fund) for which Mr. Mielczarski will join the portfolio management team on July 31, 2025.

d.	The table in the section titled “Portfolio Managers – Portfolio Managers Securities Ownership” in the fund’s SAI is amended with respect to the fund to add the following entry:

Portfolio Managers	Dollar Range of Ownership of Securities ($)
Paul Mielczarski*	None

*	The information is as of May 31, 2025.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
BrandywineGLOBAL — Global Opportunities Bond Fund	May 1, 2025
BrandywineGLOBAL — Global Unconstrained Bond Fund	March 1, 2025

Please retain this supplement for future reference.

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